Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013	Dec. 26, 2012
Investments, Owned, Federal Income Tax Note [Line Items]
Increase (decrease) in valuation allowance	$ (65,000,000)	$ 6,300,000
Valuation allowance		65,110,000	58,779,000
Net operating loss carryforwards		123,000,000	136,000,000
Operating loss carryforward, expiration		expire beginning in 2024 and 2014, respectively.
State enterprise zone credits		351,000
Alternative minimum tax credits		157,000
State and Local Jurisdiction [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Deferred tax asset valuation percentage		100.00%
Excess Stock Option Deductions [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating loss carryforwards		$ 300,000